Current Liabilities - Warrants Financial Liability (Details) - Schedule of Summary of Changes in Warrants Issued - USD ($)	12 Months Ended
	Dec. 03, 2024	Dec. 02, 2024	Dec. 01, 2024
Level 1 [Member]
Schedule of Summary of Changes in Warrants Issued [Line Items]
Balance as of December 31, 2023			$ 1,075,808
Fair value gain recognized in unaudited interim condensed consolidated statement of profit or loss and other comprehensive income			(694,732)
Warrant liability as of June 30, 2024			$ 381,076
Level 2 [Member]
Schedule of Summary of Changes in Warrants Issued [Line Items]
Balance as of December 31, 2023
Pre-funded warrants issued during the period		2,945,971
Transfer upon exercise of pre-funded warrants		(1,173,776)
Fair value gain recognized in unaudited interim condensed consolidated statement of profit or loss and other comprehensive income		(597,639)
Warrant liability as of June 30, 2024		$ 1,174,556
Level 3 [Member]
Schedule of Summary of Changes in Warrants Issued [Line Items]
Balance as of December 31, 2023
Fair value gain recognized in unaudited interim condensed consolidated statement of profit or loss and other comprehensive income
Warrant liability as of June 30, 2024